RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of Financial Instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$(41)	$(62)	$(76)	$(176)	$(23)	$(36)
5% decrease	47	62	75	176	23	36
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
5% increase	$177	$29	$27	$327	$307	$96
5% decrease	(177)	(29)	(27)	(327)	(307)	(96)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2024	2023	2022	2024	2023	2022
1% increase	$251	$(129)	$20	$138	$148	$112
1% decrease	(292)	130	(20)	(150)	(156)	(118)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2024	2023
Trade receivables and other short-term receivables	$1,141	$923
Long-term receivables	396	382
Financial instrument assets(1)	823	400
Due from related parties(1)	881	1,578
Contract asset(1)	315	375
	$3,556	$3,658
(1)Includes both the current and long-term amounts.

Summary to Classifies the Cash Obligations Related to Brookfield Renewables Liabilities into Relevant Maturity Groupings Based on the Remaining Period from the Statement of Financial Position Dates to the Contractual Maturity Date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2024 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$2,104	$—	$—	$2,104
Financial instrument liabilities(1)	317	822	1,815	2,954
Due to related parties	4,855	592	—	5,447
Lease liabilities(1)	49	221	888	1,158
Corporate borrowings(1)	278	678	2,191	3,147
Non-recourse borrowings(1)	5,005	12,997	12,902	30,904
Interest payable on borrowings(2)	1,785	5,214	5,766	12,765
Total	$14,393	$20,524	$23,562	$58,479

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,197	$—	$—	$1,197
Financial instrument liabilities(1)	401	871	1,010	2,282
Due to related parties	835	705	—	1,540
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	41	193	534	768
Corporate borrowings(1)	183	679	1,981	2,843
Non-recourse borrowings(1)	4,752	9,474	12,794	27,020
Interest payable on borrowings(2)	2,651	7,123	6,977	16,751
Total	$10,061	$19,049	$23,307	$52,417
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Summary of Brookfield Renewables Assets and Liabilities Measured and Disclosed at Fair Value Classified by the Fair Value Hierarchy
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, IFRS 9 PPAs, interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

(MILLIONS)	Level 1	Level 2	Level 3	2024	2023
Assets measured at fair value:
Cash and cash equivalents	$3,135	$—	$—	$3,135	$1,141
Restricted cash(1)	463	—	—	463	391
Financial instrument assets(1)
IFRS 9 PPAs	—	—	170	170	50
Energy derivative contracts	—	71	—	71	90
Interest rate swaps	—	393	—	393	233
Foreign exchange swaps	—	189	—	189	27
Tax equity	—	—	94	94	27
Investments in debt and equity securities(2)	—	49	1,890	1,939	1,540
Property, plant and equipment	—	—	73,475	73,475	64,005
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(3)	—	(42)	(983)	(1,025)	(798)
Energy derivative contracts	—	(109)	—	(109)	(82)
Interest rate swaps	—	(109)	—	(109)	(105)
Foreign exchange swaps	—	(58)	—	(58)	(353)
Tax equity	—	—	(2,125)	(2,125)	(1,782)
Contingent consideration(4)	—	—	(61)	(61)	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,130)	(671)	—	(3,801)	(2,731)
Non-recourse borrowings(1)	(2,594)	(28,068)	—	(30,662)	(26,839)
Total	$(2,126)	$(28,355)	$72,460	$41,979	$34,722
(1)Includes both the current amount and long-term amount.
(2)Excludes $566 million (2023: nil) of investments in debt securities measured at amortized cost
(3)During the year ended December 31, 2024, nil (2023: $56 million) was transferred from Level 3 to Level 2.
(4)Amount relates to business combination completed in 2022 and 2023 with obligations lapsing from 2024 to 2027.

Summary of Brookfield Renewables Net Financial Instrument Positions	The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets					Financial Instruments Liabilities
		Instruments not designated as hedges					Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Amortized cost	Total	Instruments designated as hedges	Fair value through profit & loss	Total	Net Assets (Liabilities)
IFRS 9 PPAs	39	$11	$—	$—	$50	$(71)	$(727)	$(798)	$(748)
Energy derivative contracts	96	(6)	—	—	90	—	(82)	(82)	8
Interest rate swaps	181	52	—	—	233	(33)	(72)	(105)	128
Foreign exchange swaps	27	—	—	—	27	(325)	(28)	(353)	(326)
Investments in debt and equity securities	—	1,403	137	—	1,540	—	—	—	1,540
Tax equity	—	27	—	—	27	—	(1,782)	(1,782)	(1,755)
Balance, as at December 31, 2023	$343	$1,487	$137	$—	$1,967	$(429)	$(2,691)	$(3,120)	$(1,153)
Less: current portion					(199)			687	488
Long-term portion					$1,768			$(2,433)	$(665)

IFRS 9 PPAs	$25	$145	$—	$—	$170	$(850)	$(175)	$(1,025)	$(855)
Energy derivative contracts	3	68	—	—	71	(4)	(105)	(109)	(38)
Interest rate swaps	164	229	—	—	393	(15)	(94)	(109)	284
Foreign exchange swaps	116	73	—	—	189	(49)	(9)	(58)	131
Investments in debt and equity securities	—	1,802	137	566	2,505	—	—	—	2,505
Tax equity	—	94	—	—	94	—	(2,125)	(2,125)	(2,031)
Balance, as at December 31, 2024	$308	$2,411	$137	$566	$3,422	$(918)	$(2,508)	$(3,426)	$(4)
Less: current portion					(368)			636	268
Long-term portion					$3,054			$(2,790)	$264
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec 31, 2023 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, disposals, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2024 asset (liability)
IFRS 9 PPAs(3)	$(748)	$(297)	$4	$68	$(1)	$121	$(2)	$(855)
Energy derivative contracts	8	(3)	—	30	(94)	21	—	(38)
Interest rate swaps	128	25	—	29	39	66	(3)	284
Foreign exchange swaps	(326)	221	—	176	—	60	—	131
Investments in debt and equity securities(4)	1,540	4	—	192	—	784	(15)	2,505
Tax equity	(1,755)	—	—	512	—	(788)	—	(2,031)
	$(1,153)	$(50)	$4	$1,007	$(56)	$264	$(20)	$(4)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.
(4)Includes $566 million of investments in debt securities measured at amortized cost.

(MILLIONS)	Balance as at Dec 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(666)	$54	$(6)	$74	$13	$(217)	$—	$(748)
Energy derivative contracts	(201)	220	(3)	89	(110)	13	—	8
Interest rate swaps	253	(20)	—	33	(90)	(47)	(1)	128
Foreign exchange swaps	(94)	(128)	—	(1)	—	(103)	—	(326)
Investments in debt and equity securities	1,235	8	—	119	—	182	(4)	1,540
Tax equity	(1,131)	—	—	243	—	(867)	—	(1,755)
	$(604)	$134	$(9)	$557	$(187)	$(1,039)	$(5)	$(1,153)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

Summary of Derivative Contracts Designated as hHdging Instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2024	December 31, 2023
Carrying amount ((liability)/asset)	(826)	64
Notional amount – GWh	122,862	26,083
Weighted average hedged rate for the year ($/MWh)	44	50
Maturity dates	2025-2051	2024-2044
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(284)	152
Change in value of hedged item used to determine hedge effectiveness	(308)	(118)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	149	148
Notional amount – $	2,220	1,633
Notional amount – C$(1)	294	326
Notional amount – €(1)	1,001	1,204
Notional amount – £(1)	—	312
Notional amount – COP(1)	92	196
Maturity dates	2025-2061	2024-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(11)	(124)
Change in value of hedged item used to determine hedge effectiveness	13	124
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2024 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2024	December 31, 2023
Carrying amount (asset/(liability))	67	(298)
Notional amount for hedges of the Colombian Peso(1)	2,061	2,602
Notional amount for hedges of the euro(1)	474	644
Notional amount for hedges of the British pounds sterling(1)	1,414	818
Notional amount for hedges of the Chinese yuan(1)	1,018	701
Notional amount for hedges of the Indian rupee(1)	855	710
Notional amount for hedges of the Brazilian real(1)	324	607
Notional amount for hedges of other currencies(1)	126	43
Maturity date	2025 - 2029	2024 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,572	4,642
€/$ foreign exchange forward contracts	0.92	0.99
£/$ foreign exchange forward contracts	0.80	0.80
CNY/$ foreign exchange forward contracts	7.01	6.92
INR/$ foreign exchange forward contracts	87	86
BRL/$ foreign exchange forward contracts	5.63	5.37
(1)Notional amounts expressed in millions of U.S. dollars
The following table presents a reconciliation of the limited partners’ equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2022	$17	$1	$(845)
Effective portion of changes in fair value arising from:
Energy derivative contracts	4	—	—
Interest rate swaps	54	—	—
Foreign exchange swaps	(8)	—	(8)
Amount reclassified to profit or loss	(28)	—	—
Foreign currency revaluation of designated borrowings	—	—	(77)
Foreign currency revaluation of net foreign operations	—	—	232
Tax effect	(4)	—	—
Other	1	—	(3)
Balance, as at December 31, 2023	$36	$1	$(701)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(55)	—	—
Interest rate swaps	(31)	—	—
Foreign exchange swaps	56	—	56
Amount reclassified to profit or loss	(24)	—	—
Foreign currency revaluation of designated borrowings	—	—	105
Foreign currency revaluation of net foreign operations	—	—	(310)
Valuation of investments in equity securities designated FVOCI	—	(1)	—
Tax effect	13	—	—
Other	1	—	(9)
Balance, as at December 31, 2024	$(4)	$—	$(859)